17. RELATED PARTIES' TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties Transactions Tables Abstract
Sales of goods and services
	12.31.2018	12.31.2017	12.31.2016
Joint ventures
Transener (1)	20	48	32
TGS (2)	1,937	862	534
Greenwind (3)	12	-	-
Other related parties
SACDE (3)	35	-	-
CYCSA	-	-	29
Refinor (4)	593	205	95
Oldelval (5)	6	6	2
	2,603	1,121	692

Purchases of goods and services
	12.31.2018	12.31.2017	12.31.2016
Joint ventures
Transener	(3)	(11)	(21)
TGS (1)	(783)	(319)	(277)
SACME	(82)	(77)	(74)
Other related parties
SACDE (4)	(69)	-	-
Origenes Vida	-	(21)	(13)
Refinor (2)	(1,275)	(639)	(246)
Oldelval (3)	(60)	(120)	(65)
	(2,272)	(1,187)	(696)

Fees for services
	12.31.2018	12.31.2017	12.31.2016
Other related parties
Salaverri, Dellatorre, Burgio & Wetzler	(49)	(27)	(48)
	(49)	(27)	(48)

Other operating expenses
	12.31.2018	12.31.2017	12.31.2016
Other related parties
OCP (1)	(265)	-	-
Foundation (2)	(76)	(55)	(27)
	(341)	(55)	(27)

Financial income
	12.31.2018	12.31.2017	12.31.2016
Joint ventures
TGS	122	106	50
	122	106	50

Financial expenses
	12.31.2018	12.31.2017	12.31.2016
Other related parties
Grupo EMES	-	-	(876)
Orígenes Retiro	(17)	(10)	(15)
	(17)	(10)	(891)

Corporate bonds transactions
	12.31.2018	12.31.2017	12.31.2016
Other related parties
Orígenes Retiro	-	(10)	(1,399)
	-	(10)	(1,399)

Dividends received
	12.31.2018	12.31.2017	12.31.2016
Other related parties
CIESA	657	-	8
Oldelval	50	12	-
TJSM	13	13	6
TMB	15	15	6
	735	40	20

Payment of dividends
Other related parties	12.31.2018	12.31.2017
EMESA	(82)	(72)
APCO Oil	-	(72)
	(82)	(144)

Balances with related parties

As of December 31, 2018	Trade receivables	Other receivables
	Current	Non Current	Current
Joint ventures:
TGS	288	1,436	158
Greenwind	-	419	17
SACME	-	5	-
Associates and other related parties:
Ultracore	-	-	20
Refinor	91	-	-
SACDE	5	-	5
Other	-	-	1
	384	1,860	201

As of December 31, 2018	Trade payables	Other payables	Borrowings
	Current	Current	Current
Joint ventures:
Transener	4	-	-
TGS	105	-	-
SACME	-	8	-
Associates and other related parties:
Orígenes Retiro	-	-	29
OCP	-	3	-
Refinor	136	-	-
	245	11	29

As of December 31, 2017	Trade receivables	Other receivables
	Current	Non Current	Current
Joint ventures:
Transener	7	-	-
TGS	191	1,165	110
Greenwind	-	-	188
SACME	-	7	-
Associates and other related parties:
Ultracore	-	-	15
Refinor	15	-	-
SACDE	37	-	3
Other	1	-	1
	251	1,172	317

As of December 31, 2017	Trade payables	Other payables	Borrowings		Provisions
	Current	Current	Non Current	Current	Current
Joint ventures:
Transener	1	-	-	-	-
TGS	25	-	-	-	-
SACME	-	7	-	-	-
Associates and other related parties:
Orígenes Seguro de vida	-	-	-	3	-
Orígenes Retiro	-	-	21	2	-
OCP	-	-	-	-	576
Refinor	78	-	-	-	-
Oldelval	13	-	-	-	-
Other	-	10	-	-	-
	117	17	21	5	576